Commitments and contingencies (Details) - Schedule of future minimum payments - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Future Minimum Payments Abstract
Within one year	$ 56,496	$ 9,697
One to three years	37,916
Total minimum contract payments	$ 94,412	$ 9,697